Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date [Axis]: 2025-12-31
Erroneously Awarded Compensation Recovery [Table]
Erroneous Compensation Analysis

Clawback

We have adopted a Clawback Policy in compliance with Nasdaq listing standards that applies to all of the Company’s current and former executive officers. In the event of an accounting restatement, the Company shall recoup of all incentive-based compensation received by such executive officers that exceeds the amount of incentive-based compensation that would have been received by the executive officer had it been determined based on the restated amounts.

In addition, our Annual Incentive Compensation Plan (“AICP”) provides that if the Company’s financial statements are the subject of a restatement (i) due to material non-compliance with any financing reporting requirement under the federal securities laws, even if such restatement was not the result of any misconduct or error of the participant, (ii) in order to correct errors that were immaterial to previously issued financial statements but would result in a material misstatement if the errors were left uncorrected in future filings under the federal securities laws; or (iii) to correct errors that are recognized in the current period covered by the financial statements, then the Company will seek reimbursement of excess incentive cash compensation paid under the AICP for the relevant year(s). In addition, if the Company’s financial statements are the subject of a restatement or correction of error due, in whole or in part, to a participant’s misconduct, to the extent permitted by governing law, the Company may seek reimbursement of all incentive cash compensation paid under the AICP to such participant for the relevant year(s). Finally, the Company may seek reimbursement of any or all incentive cash compensation paid under the AICP to a participant in the event the Board or Compensation Committee determines, in its reasonable judgment, that the participant has, or has been negligent in connection with the supervision of someone who has, engaged in fraud, misrepresentation, theft or embezzlement, engaged in other misconduct (including harassment), or been grossly negligent in connection with the performance of their duties, in each case resulting in Company reputational or financial harm.

In addition, the Company’s employment agreements with its Chief Executive Officer and its President provide that if the Company’s financial results are subsequently restated and such restatement shows any bonus, option or restricted stock award was incorrectly paid or vested, the executive will be required to forfeit the portion of such compensation that was incorrectly paid and, to the extent the executive’s fraud or other misconduct resulted in the receipt or vesting of such compensation, the executive will be required to forfeit such improperly paid or vested compensation. The Company may also recover any bonus paid and cancel outstanding equity awards and recover any shares received upon the exercise or vesting of such awards (or any gain realized on the sale of such shares) to the extent the executive breaches certain restrictive covenants in her/his employment agreement.